CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (PARENTHETICALS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Grants participations excluded from research and development costs	$ 1,252	$ 984	$ 1,051